Condensed consolidated statements of cash flows - additional details (Tables)	6 Months Ended
Jun. 30, 2023
Cash Flow Statement [Abstract]
Depreciation, amortization, impairments and fair value adjustments

	Six months ended June 30
($ millions)	2023	2022

Property, plant & equipment	182	161
Right-of-use assets	40	38
Intangible assets	377	385
Financial assets	5	1
Other non-current assets	(1)	3
Total	603	588

Change in net current assets and other operating cash flow items

	Six months ended June 30
($ millions)	2023	2022

(Increase) in inventories	(198)	(118)
(Increase) in trade receivables	(138)	(151)
Increase in trade payables	36	8
Net change in other operating assets	(44)	(16)
Net change in other operating liabilities	(76)	(154)
Total	(420)	(431)